UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09149
Eaton Vance Ohio Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.0%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$385,839
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	206,648
		592,487

Education — 3.6%
1,500	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.83%, 10/1/29 (1) (2)	1,578,525
		1,578,525

Electric Utilities — 3.6%
500	Clyde Electric System Revenue, (AMT), 6.00%, 11/15/14	524,920
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,061,620
		1,586,540

Escrowed / Prerefunded — 2.6%
1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	1,157,430
		1,157,430

General Obligations — 3.9%
1,530	Hamilton City School District, 5.625%, 12/1/24	1,697,045
		1,697,045

Hospital — 21.6%
550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	586,091
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,562,865
2,000	Franklin County, (Childrens Hospital), 5.20%, 5/1/29	2,063,200

$610	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	$616,558
400	Mahoning County Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	428,116
1,250	Parma Community General Hospital Association, 5.35%, 11/1/18	1,303,963
1,750	Parma Community General Hospital Association, 5.375%, 11/1/29	1,796,445
1,000	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	1,087,780
		9,445,018

Industrial Development Revenue — 18.0%
1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	984,084
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,396,798
3,000	Moraine Solid Waste Disposal, (General Motors Corp.), (AMT), 5.65%, 7/1/24	3,079,980
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,389,050
		7,849,912

Insured-Education — 9.9%
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), 5.50%, 12/1/30	1,094,460
1,500	University of Akron, (FGIC), Variable Rate, 9.33%, 1/1/29 (1) (2)	1,891,425
1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	1,352,725
		4,338,610

Insured-Electric Utilities — 4.2%
2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	768,320
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,087,380
		1,855,700

Insured-Escrowed/Prerefunded — 0.6%
245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29 (3)	254,327
		254,327

Insured-General Obligations — 17.7%
$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	$1,042,780
1,000	Lima City School District, (AMBAC), 5.50%, 12/1/22	1,128,770
500	Lima City School District, (AMBAC), 6.00%, 12/1/22	579,095
1,000	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27 (1) (4)	1,257,910
400	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20 (1) (4)	610,140
2,860	Springfield City School District Clark County, (FGIC), 5.20%, 12/1/23	3,088,600
		7,707,295

Insured-Hospital — 6.6%
255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29 (3)	264,708
1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	1,038,530
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,585,035
		2,888,273

Insured-Lease Revenue / Certificates of Participation — 7.9%
1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	1,604,370
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (1) (4)	804,336
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,030,260
		3,438,966

Insured-Solid Waste — 2.4%
1,000	Central Ohio Solid Waste Authority, (AMBAC), 5.00%, 12/1/25	1,045,910
		1,045,910

Insured-Special Tax Revenue — 12.3%
2,500	Delaware County, Sewer District, (MBIA), 4.75%, 12/1/24	2,550,300
2,000	Hamiliton County Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	2,126,480
2,235	Hamilton County Sales Tax Revenue, (AMBAC), 0.00%, 12/1/28	691,375
		5,368,155

Insured-Transportation — 9.1%
$500	Cleveland Airport System Revenue, (FSA), 5.00%, 1/1/31	$513,590
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,160,900
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,168,480
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 11.774%, 7/1/28 (1) (4)	1,132,820
		3,975,790

Lease Revenue/Certificates of Participation — 3.2%
1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	1,379,417
		1,379,417

Other Revenue — 3.0%
1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 17.229%, 10/1/32 (1) (4)	1,306,840
		1,306,840

Pooled Loans — 8.7%
530	Cleveland-Cuyahoga County, Port Authority, (Myers University), 5.60%, 5/15/25	533,222
1,020	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,082,822
1,000	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,067,320
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,107,744
		3,791,108

Special Tax Revenue — 5.2%
600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	636,354
1,410	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,635,473
		2,271,827

Transportation — 2.1%
875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	903,971
		903,971

Water and Sewer — 2.4%
$1,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$1,048,650
		1,048,650

Total Tax-Exempt Investments — 150.0% (identified cost $60,149,307)		65,481,796

Other Assets, Less Liabilities — 3.8%		1,667,946
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.8)%		(23,506,566)
Net Assets Applicable to Common Shares — 100.0%		43,643,176

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 28, 2005, 47.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.  The aggregate percentage insured by an individual financial institution ranged from 4.3% to 17.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2005, the aggregate value of the securities is $8,581,996 or 19.7% of the Trust’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)	Security (or a portion thereof )has been segregated to cover margin requirements on open financial futures contracts.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	90 U.S. Treasury Bond	Short	$(10,194,536)	$(10,110,937)	$83,599

At February 28, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$60,100,911
Gross unrealized appreciation	$5,426,886
Gross unrealized depreciation	(46,001)
Net unrealized appreciation	$5,380,885

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005